Risk management (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure of risk management strategy related to hedge accounting [abstract]
A summary of the positions of the derivative financial instruments held by the Company

A summary of the positions of the derivative financial instruments held by the Company and recognized in other current assets and liabilities as of June 30, 2021 , as well as the amounts recognized in the statement of income and other comprehensive income and the guarantees given is set out as follows:

		Statement of Financial Position
				Fair value
	Notional value		Asset Position (Liability)		Maturity
	06.30.2021	12.31.2020	06.30.2021	12.31.2020
Derivatives not designated for hedge accounting
Future contracts - total (*)	(4,190)	(240)	(18)	(10)
Long position/Crude oil and oil products	262	3,927	-	-	2021
Short position/Crude oil and oil products	(4,452)	(4,167)	-	-	2021
Forward contracts
Long position/Foreign currency forwards (GPB/USD) (**)	-	GBP 354	-	23	-
Swap
Foreign currency / Cross-currency Swap (**)	GBP 615	GBP 615	72	44	2026
Foreign currency / Cross-currency Swap (**)	GBP 600	GBP 600	(46)	(26)	2034
Swap - IPCA	R$ 3,008	R$ 3,008	31	47	2029/2034
Foreign currency / Cross-currency Swap (**)	US$ 729	US$ 729	(186)	(244)	2024/2029
Total recognized in the Statement of Financial Position			(147)	(166)
(*)	Notional value in thousands of bbl.
(**)	Amounts in US$ and GBP are presented in million.

Summary of Amounts Recognized and Guarantees Given Related to Derivative Financial Instrument
	Gains/ (losses) recognized in the statement of income
	2021	2020	2021	2020
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Commodity derivatives
Crude oil - 29.2 (a)	−	(453)	−	(453)
Other commodity derivative transactions - 29.2 (b)	(42)	200	(19)	(23)
Recognized in Other Income and Expenses	(42)	(253)	(19)	(476)
Currency derivatives
Swap Pounds Sterling x Dollar - 29.3 (b)	(3)	(297)	(32)	38
NDF – Euro x Dollar - 29.3 (b)	−	(21)	−	52
NDF – Pounds Sterling x Dollar - 29.3 (b)	9	(21)	5	2
Swap CDI x Dollar - 29.3 (c)	56	(307)	84	(61)
Others	1	(2)	−	−
	63	(648)	57	31
Interest rate derivatives
Swap - CDI X IPCA	(10)	(17)	18	38
	(10)	(17)	18	38
Cash flow hedge on exports (*)	(2,307)	(2,443)	(1,194)	(1,043)
Recognized in Net finance income (expense)	(2,254)	(3,108)	(1,119)	(974)
Total	(2,296)	(3,361)	(1,138)	(1,450)
(*)	As presented in note 29.3

	Gains/ (losses) recognized in other comprehensive income
	2021	2020	2021	2020
	Jan-Jun	Jan-Jun	Apr-Jun	Apr-Jun
Cash flow hedge on exports (*)	4,758	(21,978)	9,236	(1,663)

(*)	As presented in note 29.3

Schedule of guarantees given as collateral
	Guarantees given as collateral
	06.30.2021	12.31.2020
Commodity derivatives	41	13
Currency derivatives	(79)	78
Total	(38)	91

A sensitivity analysis of the derivative financial instruments for the different types of market risks

A sensitivity analysis of the derivative financial instruments for the different types of market risks as of June 30, 2021 is set out as follows:

Financial Instruments	Risk	Probable Scenario (*)	Reasonably possible scenario (*)	Remote Scenario (*)
Derivatives not designated for hedge accounting
Future and forward contracts	Crude oil and oil products - price changes	-	(55)	-109
		−	(55)	(109)

schedule of expected reclassifications to the statement of income of cumulative losses recognized in other comprehensive income (shareholders’ equity)

The carrying amounts, the fair value as of June 30, 2021, and a schedule of expected reclassifications to the statement of income of cumulative losses recognized in other comprehensive income (shareholders’ equity) based on a US$ 1.00 / R$ 5.0022 exchange rate are set out below:

			Present value of hedging instrument notional value at 06.30.2021
Hedging Instrument	Hedged Transactions	Nature of the Risk	Maturity Date	(US$ million)	(R$ million)
Foreign exchange gains and losses on proportion of non-derivative financial instruments cash flows	Foreign exchange gains and losses of highly probable future monthly exports revenues	Foreign Currency – Real vs U.S. Dollar Spot Rate	July 2021 to June 2031	61,127	305,769

Schedule of hedging instrument notional value
Changes in the present value of hedging instrument notional value	US$	R$ million
Amounts designated as of January 1, 2021	61,502	319,608
Additional hedging relationships designated, designations revoked and hedging instruments re-designated	14,319	77,637
Exports affecting the statement of income	(7,338)	(39,893)
Principal repayments / amortization	(7,356)	(39,313)
Foreign exchange variation	-	(12,270)
Amounts designated as of June 30, 2021	61,127	305,769
Nominal value of hedging instrument (finance debt and lease liability) at June 30, 2021	66,403	332,162

A roll-forward schedule of cumulative foreign exchange losses recognized in other comprehensive income

A roll-forward schedule of cumulative foreign exchange losses recognized in other comprehensive income as of June 30, 2021 is set out below:

	Exchange rate variation	Tax effect	Total
Balance at January 1,2020	(20,517)	6,977	(13,540)
Recognized in Other comprehensive income	(21,460)	7,296	(14,164)
Reclassified to the statement of income - occurred exports	4,172	(1,419)	2,753
Reclassified to the statement of income - exports no longer expected or not occurred	548	(187)	361
Balance at December 31, 2020	(37,257)	12,667	(24,590)
Recognized in Other comprehensive income	2,451	(833)	1,618
Reclassified to the statement of income - occurred exports	2,307	(784)	1,523
Balance at June 30, 2021	(32,499)	11,050	(21,449)

A schedule of expected reclassification of cumulative foreign exchange losses recognized in other comprehensive income to the statement of income

A schedule of expected reclassification of cumulative foreign exchange losses recognized in other comprehensive income to the statement of income as of June 30, 2021 is set out below:

	2021	2022	2023	2024	2025	2026	2027	2028 to 2030	Total
Expected realization	(3,354)	(7,408)	(6,206)	(4,613)	(3,012)	(2,533)	(2,648)	(2,725)	(32,499)

A sensitivity analysis on CDI through a parallel shock keeping all other variables remaining constant, would result in the impacts

Changes in future interest rate curves (CDI) may have an impact on the Company's results, due to the market value of these swap contracts. The parallel shock was estimated from the average term of swap contracts (25% of the future interest rate). A sensitivity analysis on CDI through a parallel shock keeping all other variables remaining constant, would result in the impacts shown in the following table:

Sensitivity Analysis	Result
Parallel increase of 200 basis points	(14)
Parallel reduction of 200 basis points	23

Schedule of sensitivity analysis for foreign exchange risk on financial instruments

A sensitivity analysis is set out below, showing the probable scenario for foreign exchange risk on financial instruments, computed based on external data along with stressed scenarios (a 25% and a 50% change in the foreign exchange rates prevailing on June 30, 2021), except for assets and liabilities of foreign subsidiaries, when transacted in a currency equivalent to their respective functional currencies. This analysis only covers the exchange rate variation and maintains all other variables constant.

Financial Instruments	Exposure at 06.30.2021	Risk	Probable Scenario (*)	Reasonably possible scenario	Remote Scenario
Assets	4,872		47	1,218	2,436
Liabilities	(97,116)	Dollar/Real	(928)	(24,279)	(48,558)
Exchange rate - Cross currency swap	(601)		(6)	(150)	(301)
Cash flow hedge on exports	61,128		584	15,282	30,564
	(31,717)		(303)	(7,929)	(15,859)
Assets	3	Euro/Real	−	1	2
Liabilities	(25)		2	(6)	(13)
	(22)		2	(5)	(11)
Assets	1,667	Euro/Dollar	37	417	833
Liabilities	(3,306)		(73)	(826)	(1,653)
	(1,639)		(36)	(409)	(820)
Assets	4	Pound	−	1	2
Liabilities	(24)		2	(6)	(12)
	(20)		2	(5)	(10)
Assets	1,933	Pound	36	483	966
Liabilities	(3,765)		(71)	(941)	(1,883)
Derivative - cross currency swap	1,678		32	420	839
	(154)		(3)	(38)	(78)
Total at June 30, 2021	(33,552)		(338)	(8,386)	(16,778)
Total at December 31, 2020	(43,263)		384	(10,815)	(21,631)
(*)	At June 30, 2021, the probable scenario was computed based on the following risks: R$ x U.S. Dollar - a 1% depreciation of the Real; Euro x U.S. Dollar: a 2.2% appreciation of the Euro; Pound Sterling x U.S. Dollar: a 1.86% appreciation of the Pound Sterling; Real x Euro: a 9.4% appreciation of the Real; and Real x Pound Sterling - a 9.7% appreciation of the Real. Source: Focus and Thomson Reuters.

Schedule of interest rate risk management

The sensitivity analysis of interest rate risk presented in the table below is carried out for a 12-month term. Amounts referring to reasonably possible and remote scenarios mean the total floating interest expense if there is a variation of 25% and 50% in these interest rates, respectively, maintaining all other variables constant.

Risk	Probable Scenario (*)	Reasonably possible scenario	Remote Scenario
LIBOR 1M	5	6	7
LIBOR 3M	8	10	11
LIBOR 6M	367	412	457
CDI	114	143	171
TJLP	61	76	91
IPCA	84	105	126
	639	752	863
(*)	The probable scenario was calculated considering the quotations of currencies and floating rates to which the debts are indexed.